SUBSEQUENT EVENTS - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 05, 2015	Mar. 31, 2015 Closings	Mar. 31, 2014	Dec. 31, 2014 Closings	Dec. 31, 2013	Dec. 31, 2012	Apr. 07, 2015	Jan. 15, 2015	Feb. 28, 2015	Apr. 22, 2015	Nov. 24, 2014	Sep. 24, 2014	Sep. 19, 2014	Aug. 25, 2014	Jul. 21, 2014	Jan. 30, 2015	Jan. 05, 2015	Feb. 02, 2015	Apr. 15, 2015	Apr. 09, 2015	Sep. 26, 2014	Aug. 26, 2014	Sep. 30, 2014	Mar. 13, 2015	Jan. 28, 2015	Jan. 31, 2015	Jan. 25, 2015
Subsequent Event [Line Items]
Restricted common stock, amount					$ (15,000)
Proceeds from convertible debt		800,000		3,475,000
Average conversion rate		$ 1.88		$ 11.75																			$ 11.75
Conversion price of warrants, description		The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Sale of stock, shares to be issued	22,160,000
Sale of stock, consideration	15,000,000
Number of closings		6		6
Warrants issued		512,000
Warrants terms		3 years
Company's common shares issued upon conversion		1,919,285
Rent		44,891	51,473	204,726	139,330	124,727
Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				12,434
Convertible notes, interest rate				5.99%
Debt Instrument, Maturity Date				May 05, 2015
Sixth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		5,000,000		5,000,000
Minimum [Member]
Subsequent Event [Line Items]
Warrant exercise price		$ 1.10
Maximum [Member]
Subsequent Event [Line Items]
Warrant exercise price		$ 1.66
Restricted Stock [Member] | PVM International Inc. (PVMI) [Member]
Subsequent Event [Line Items]
Sale of stock, consideration	5,000,000
Sale of stock, price per share received	$ 2
Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued	2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Average conversion rate		$ 0.74
Conversion of warrants, shares		1,919,285
Sale of stock, shares to be issued	12,160,000					2,463,000
Option One [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		2,000,000		2,000,000
Option One [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		2,000,000		2,000,000
Option One [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		2,000,000		2,000,000
Option One [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		2,000,000		2,000,000
Option One [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		2,000,000		2,000,000
Option Two [Member] | First Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		1,000,000		1,000,000
Option Two [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		1,000,000		1,000,000
Option Two [Member] | Third Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		1,000,000		1,000,000
Option Two [Member] | Fourth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		1,000,000		1,000,000
Option Two [Member] | Fifth Closing [Member]
Subsequent Event [Line Items]
Sale of stock, consideration		1,000,000		1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued	22,160,000
Sale of stock, consideration	15,000,000
Lease termination date							Sep. 29, 2016
Sublease term							18 months
Rent							7,500
Subsequent Event [Member] | Vaporfection International Inc. [Member]
Subsequent Event [Line Items]
Conversion of warrants, shares								206,480
Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Event [Line Items]
Convertible notes, interest rate									18.00%
Notes payable									249,000
Debt Instrument, Maturity Date									Jul. 01, 2015
Debt instrument late charge percentage on principal									5.00%
Subsequent Event [Member] | Restricted Stock [Member] | PVM International Inc. (PVMI) [Member]
Subsequent Event [Line Items]
Sale of stock, consideration	5,000,000
Sale of stock, price per share received	$ 2
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued	2,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, shares to be issued	12,160,000
Subsequent Event [Member] | Chief Operating Officer [Member]
Subsequent Event [Line Items]
Annual base salary										300,000
Restricted stock units convertible into company common stock										100,000
Severance payment term										Mr. Goh shall be entitled to receive a severance payment equivalent to 6, 12, or 18 months of base salary, based upon whether the length of Mr. Goh's employment with the Company at the time of termination is less than 12 months, greater than 12 months but less than 24 months, or greater than 24 months, respectively.
Subsequent Event [Member] | Chief Operating Officer [Member] | Minimum [Member]
Subsequent Event [Line Items]
Annual base salary increase, Percentage										5.00%
Subsequent Event [Member] | Chief Operating Officer [Member] | Maximum [Member]
Subsequent Event [Line Items]
Annual base salary increase, Percentage										7.00%
Cash bonus per year										150,000
Annual equity bonus										150,000
Subsequent Event [Member] | Chief Operating Officer [Member] | Employment Termination Less Than 12 Months [Member]
Subsequent Event [Line Items]
Severance payment										6 months
Subsequent Event [Member] | Chief Operating Officer [Member] | Employment Termination, Greater Than 12 Months But Less Than 24 Months [Member]
Subsequent Event [Line Items]
Severance payment										12 months
Subsequent Event [Member] | Chief Operating Officer [Member] | Employment Termination Greater Than 24 Months [Member]
Subsequent Event [Line Items]
Severance payment										18 months
Convertible Debentures One [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		780,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		3,300,000		3,750,000									2,500,000		3,500,000										1,500,000
Proceeds from convertible debt		150,000									250,000	500,000	1,000,000	1,000,000	1,000,000
Warrant instrument grant agreement, description		The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.		The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Exercise price term				The Company also entered into a Debenture Amendment Agreement and an Amended and Restated Debenture for the amount outstanding under the original Debenture, (1) reflecting the terms set forth above, (2) providing for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates and (3) amending the conversion price of the Debenture to be equal to the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date.
Debenture fee percentage				5.00%
Average conversion rate		$ 1.83														$ 5.00								$ 1.83
Convertible notes, interest rate													5.00%		10.00%
Conversion price of warrants, description		They are convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.		Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt Instrument, Maturity Date													Sep. 19, 2015		Jul. 21, 2015
Convertible Debt [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																1,800,000
Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																200,000
Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																500,000
Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																500,000
Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																1,800,000									1,500,000
Average conversion rate																								$ 1.83		$ 5.00
Convertible Debt [Member] | Subsequent Event [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																200,000									100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within thirty (30) days of the closing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000									100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000									100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																500,000									1,200,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																500,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																200,000
Convertible Subordinated Debt [Member] | Subsequent Event [Member] | Mr. Ned L. Siegel, the chairman of the Company's Board[Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																50,000	50,000
Convertible notes, interest rate																8.00%	8.00%
Subordinated convertible promissory notes, maturity period																3 years	3 years
Convertible Subordinated Debt [Member] | Subsequent Event [Member] | Directors [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																		50,000
Convertible notes, interest rate																		8.00%
Subordinated convertible promissory notes, maturity period																		3 years
September 2014 Convertible Debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		500,000
Average conversion rate		$ 5
Conversion price of warrants, description		Modified Debentures have a fixed conversion price of the lower of $5.00 or 51% of the VWAP for the last 20 days prior to the conversion.
September 2014 Convertible Debentures [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																			500,000
Average conversion rate																			$ 0.57
Company's common shares issued upon conversion																			879,356
Calculated VWAP																			51.00%
September 2014 Convertible Debentures [Member] | Convertible Debentures One [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		550,000
Debt Instrument, Tranche Three [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																				450,000
Debt Instrument, Due after filing																				2 days
Debt Instrument, Tranche Three [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount															1,000,000
Proceeds from convertible debt																					500,000
July 2014 Convertible Debentures [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		900,000
Average conversion rate		$ 0.49
Company's common shares issued upon conversion		1,682,787
Calculated VWAP		51.00%
Debentures [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount															3,000,000
Debt Instrument, Tranche One [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													1,000,000		1,000,000
Proceeds from convertible debt															1,000,000
Debt Instrument, Tranche Two [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													1,500,000		1,000,000
Proceeds from convertible debt																						1,000,000
Private Placement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Restricted common stock, amount																											$ 1,000,000
Note Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable period				5 years
Purchase an amount of Company Common Stock, as a percentage of principal amount of notes				50.00%
Warrants, exercise price as a percentage of conversion price				200.00%
Conversion price of warrants, description				The Conversion Price of the Warrants is either (i) 85% of the volume-weighted average price of the Common Stock for the thirty trading days prior to notice of Conversion or (ii) 85% of the per share price of the Company's next common stock offering of not less than $2 million. Mr. Siegel and Mr. Lowe also received registration rights for the shares underlying the Siegel Notes and the Lowe Notes, respectively.